INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

At June 30, 2024 and December 31, 2023, intangible assets consist of the following:

June 30, 2024	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,860,000	$(1,203,943)	$1,656,057
Customer relationships	4-6 years	2,669,000	(1,479,806)	1,189,194
Non-compete	4-5 years	1,602,000	(728,866)	873,134
Intangible assets, net		$7,131,000	$(3,412,615)	$3,718,385

December 31, 2023	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,860,000	$(1,035,443)	$1,824,557
Customer relationships	4-6 years	2,669,000	(1,330,972)	1,338,028
Non-compete	4-5 years	1,602,000	(586,066)	1,015,934
Intangible assets, net		$7,131,000	$(2,952,481)	$4,178,519

At December 31, 2023 and, 2022, intangible assets consist of the following:

December 31, 2023	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,860,000	(1,035,443)	$1,824,557
Customer relationships	4-6 years	2,669,000	(1,330,972)	1,338,028
Non-compete	4-5 years	1,602,000	(586,066)	1,015,934
Intangible assets, net		$7,131,000	$(2,952,481)	$4,178,519

December 31, 2022	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(725,724)	$1,843,276
Customer relationships	4-6 years	2,669,000	(1,033,306)	1,635,694
Non-compete	4-5 years	1,602,000	(300,466)	1,301,534
Intangible assets, net		$6,840,000	$(2,059,496)	$4,780,504

SCHEDULE OF FUTURE ANNUAL ESTIMATED AMORTIZATION EXPENSE

Future annual estimated amortization expense is as follows:

For the years ending December 31,
2024 (remaining six months)	$460,133
2025	914,766
2026	837,730
2027	698,925
2028	389,486
Thereafter	417,345
Total	$3,718,385
Future annual estimated amortization expense is as follows:
For the years ending December 31,
2024	$920,266
2025	914,766
2026	837,730
2027	698,925
2028	389,486
Thereafter	417,346
Total	$4,178,519